UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-12

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-13-12

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              33

Form 13F Information Table Value Total:                          355,145
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group      Com          008252108   12,194     99,137SH    SOLE      N/A         81,567  0   17,570
American Cap Ltd               Com          02503Y103    2,181    192,123SH    SOLE      N/A        137,048  0   55,075
Ares Cap Corp                  Com          04010L103   20,697  1,207,528SH    SOLE      N/A      1,000,998  0  206,530
Berkshire Hathaway Inc Del   Cl B New       084670702   20,838    236,254SH    SOLE      N/A        197,028  0   39,226
Best Buy Inc                   Com          086516101    5,890    342,439SH    SOLE      N/A        282,779  0   59,660
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104   21,716    629,262SH    SOLE      N/A        521,912  0  107,350
BT Group PLC                   Adr          05577E101   13,734    369,186SH    SOLE      N/A        302,416  0   66,770
Canadian Natl Ry Co            Com          136375102    9,190    104,155SH    SOLE      N/A         85,705  0   18,450
Cemex Sab De Cv              Spon ADR New   151290889    4,319    518,430SH    SOLE      N/A        432,310  0   86,120
Darden Restaurants Inc         Com          237194105   12,448    223,279SH    SOLE      N/A        184,089  0   39,190
Exxon Mobile Corp              Com          30231G102    5,299     57,941SH    SOLE      N/A         48,757  0    9,184
HCC Ins Hldgs Inc              Com          404132102   23,269    686,609SH    SOLE      N/A        566,954  0  119,655
Helmerich & Payne Inc          Com          423452101   12,492    262,387SH    SOLE      N/A        214,967  0   47,420
Illinois Tool Wks Inc          Com          452308109   13,342    224,349SH    SOLE      N/A        185,729  0   38,620
International Business Machs   Com          459200101   13,403     64,608SH    SOLE      N/A         53,121  0   11,487
Johnson Ctls Inc               Com          478366107    8,102    295,697SH    SOLE      N/A        243,947  0   51,750
Johnson & Johnson              Com          478160104    3,268     47,429SH    SOLE      N/A         39,679  0    7,750
JP Morgan Chase & Co           Com          46625H100   14,918    368,520SH    SOLE      N/A        305,655  0   62,865
Kinder Morgan Inc Del          Com          49456B101   20,568    579,042SH    SOLE      N/A        482,532  0   96,510
Level 3 Communications Inc   Com New        52729N308    9,315    405,543SH    SOLE      N/A        332,322  0   73,221
Medtronic Inc                  Com          585055106      911     21,118SH    SOLE      N/A         18,408  0    2,710
Meredith Corp                  Com          589433101    7,336    209,588SH    SOLE      N/A        173,428  0   36,160
Posco                        Sponsored ADR  693483109    7,834     96,074SH    SOLE      N/A         78,215  0   17,859
Radian Group Inc               Com          750236101    6,411  1,477,098SH    SOLE      N/A      1,206,868  0  270,230
Reliance Steel & Aluminum Co   Com          759509102   15,448    295,095SH    SOLE      N/A        242,135  0   52,960
Rouse Pptys Inc                Com          779287101    6,199    431,970SH    SOLE      N/A        352,767  0   79,203
Sprint Nextel Corp           Com Ser 1      852061100    8,531  1,545,522SH    SOLE      N/A      1,269,372  0  276,150
Taiwan Semiconductor Mfg Ltd Sponsored ADR  874039100    7,822    494,420SH    SOLE      N/A        412,418  0   82,002
Texas Instrs Inc               Com          882508104    5,425    196,889SH    SOLE      N/A        162,159  0   34,730
TJX Cos Inc New                Com          872540109    9,587    214,033SH    SOLE      N/A        176,039  0   37,994
United Technologies Corp       Com          913017109   13,991    178,701SH    SOLE      N/A        148,001  0   30,700
Vanguard Bd Index Fd Inc     Total Bnd Mrkt 921937835      465      5,460SH    SOLE      N/A          1,850  0    3,610
Wells Fargo & Co New           Com          949746101   18,002    521,331SH    SOLE      N/A        427,506  0   93,825

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